Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Interests in Significant Entities

The Company consolidates all entities where it holds a 100% economic interest.

	Economic interest at
	December 31, 2013	Method
SouthGobi Resources Ltd. (i)	56.0%	Consolidation
Oyu Tolgoi LLC (ii)	66.0%	Consolidation

(i)	The Company holds a 56.0% interest in SouthGobi Resources Ltd. (“SouthGobi”), which owns the Ovoot Tolgoi coal mine in southern Mongolia and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(ii)	Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC (“Oyu Tolgoi”), a VIE whose principal asset is the Oyu Tolgoi copper-gold mine located in southern Mongolia.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The potentially dilutive shares excluded from the loss per share calculation due to antidilution are as follows:

	December 31,
	2013	2012
Options	5,909,332	16,176,212
Share purchase warrants	74,247,460	74,247,460

Total potentially dilutive shares	80,156,792	90,423,672